Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Repurchase of shares for treasury (in shares)	3,800,000
Stock issued under stock-based compensation plans (in shares)	1,842,165	3,019,001	1,299,931
Tax on stock issued under stock-based compensation plans	$ 12.3	$ 10.6	$ (4.1)
Stock issued under 401(k) Plan (in shares)	280,526	348,116	396,781
Dividends per common share (in dollars per share)	$ 1.60	$ 1.46	$ 1.34
Treasury stock
Repurchase of shares for treasury (in shares)	3,781,528	3,858,376	7,416,167